Investment Objectives and Goals	May 21, 2026
KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF (a “Fund”)